Customer and Supplier Concentrations (Details)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Customer concentration [Member] | One Customer [Member] | Revenue Benchmark [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	19.37%
Customer concentration [Member] | One Customer [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	10.00%	19.46%
Supplier Concentration Risk [Member] | One Supplier [Member] | Purchase [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	22.88%	29.16%
Supplier Concentration Risk [Member] | One Supplier [Member] | Accounts Payable [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	30.79%	35.44%
Supplier Concentration Risk [Member] | Two Suppliers [Member] | Purchase [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	11.97%	13.51%
Supplier Concentration Risk [Member] | Two Suppliers [Member] | Accounts Payable [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	15.72%	29.66%
Supplier Concentration Risk [Member] | Three Suppliers [Member] | Purchase [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	10.35%	10.61%
Supplier Concentration Risk [Member] | Three Suppliers [Member] | Accounts Payable [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	11.78%
Supplier Concentration Risk [Member] | Four Suppliers [Member] | Accounts Payable [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	10.39%